Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	4,585,970
Proposed Maximum Offering Price per Unit	32.35
Maximum Aggregate Offering Price	$ 148,356,129.50
Amount of Registration Fee	$ 24,230.02
Offering Note	Note 1.a. The shares of Common Stock will be offered for resale from time to time by the selling stockholders named in the prospectus included as part of this registration statement or in one or more accompanying prospectus supplements from time to time. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. The registrant has previously registered 4,892,201 shares of Common Stock in connection with its automatic Registration Statement on Form S-3ASR, filed with the Securities and Exchange Commission on February 26, 2025 (File No. 333-285245) (the "2025 S-3ASR"). Post-Effective Amendment No. 1 amends the 2025 S-3ASR for the purpose of including disclosure required for a registrant other than a well-known seasoned issuer. Note 1.b. This estimate was made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the registrant's shares of common stock on February 21, 2025, in connection with the 2025 S-3ASR, as reported on the Nasdaq Global Select Market. Note 1.c. Previously paid in connection with the initial filing of the 2025 S-3ASR.